Putnam Convertible Securities Fund
The fund's portfolio
1/31/25 (Unaudited)

CONVERTIBLE BONDS AND NOTES (79.7%)(a)
	Principal amount	Value
Aerospace and defense (2.3%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$3,545,000	$10,140,708
Rocket Lab USA, Inc. 144A cv. sr. unsec. sub. notes 4.25%, 2/1/29	320,000	1,834,576

		11,975,284
Automotive (0.6%)
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	3,480,000	3,464,061

		3,464,061
Biotechnology (4.1%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	3,678,000	4,224,571
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	5,330,000	4,938,848
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28	4,927,000	5,853,674
Innoviva, Inc. cv. sr. unsec. notes 2.50%, 8/15/25	3,290,000	3,752,982
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	2,513,000	2,697,706

		21,467,781
Broadcasting (1.3%)
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	5,340,000	6,745,146

		6,745,146
Cable television (1.1%)
Cable One, Inc. company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	7,435,000	6,166,589

		6,166,589
Commercial and consumer services (4.3%)
Affirm Holdings, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 12/15/29	3,154,000	3,098,805
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	2,810,000	2,643,508
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	2,600,000	6,559,829
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	3,577,000	3,519,768
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	5,765,000	6,779,640

		22,601,550
Computers (8.6%)
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	5,034,000	4,578,423
Box, Inc. 144A cv. sr. unsec. notes 1.50%, 9/15/29	4,101,000	4,098,950
Datadog, Inc. 144A cv. sr. unsec. notes zero %, 12/1/29	9,372,000	9,221,893
Lumentum Holdings, Inc. cv. sr. unsec. sub. notes 0.50%, 6/15/28	4,635,000	4,587,496
Nutanix, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/29	6,169,000	6,425,014
Seagate HDD Cayman company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	7,484,000	9,672,135
Snowflake, Inc. 144A cv. sr. unsec. notes zero %, 10/1/27	4,888,000	6,427,720

		45,011,631
Consumer (1.0%)
Spectrum Brands, Inc. 144A company guaranty cv. sr. unsec. notes 3.375%, 6/1/29	5,119,000	5,029,418

		5,029,418
Consumer cyclicals (1.0%)
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	3,370,000	5,228,974

		5,228,974
Consumer finance (—%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	210	224

		224
Consumer services (5.0%)
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	6,345,000	5,264,097
Itron, Inc. 144A cv. sr. unsec. notes 1.375%, 7/15/30	5,809,000	6,082,023
Uber Technologies, Inc. cv. sr. unsec. notes Ser. 2028, 0.875%, 12/1/28	6,155,000	7,170,575
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	6,860,000	7,652,330

		26,169,025
Distribution (1.3%)
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	5,125,000	6,988,894

		6,988,894
Electric utilities (3.4%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28	5,570,000	5,778,875
PPL Capital Funding, Inc. company guaranty cv. sr. unsec. notes 2.875%, 3/15/28	5,330,000	5,672,453
Southern Co. (The) 144A cv. sr. unsec. unsub. notes 4.50%, 6/15/27	5,720,000	6,040,320

		17,491,648
Electronics (4.2%)
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	1,985,000	2,637,575
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30	3,384,000	3,152,671
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	7,484,000	6,751,746
OSI Systems,Inc. 144A cv. sr. unsec. notes 2.25%, 8/1/29	5,229,000	6,267,798
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	7,515,000	2,968,425

		21,778,215
Energy (oil field) (0.3%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	2,170,000	1,568,500

		1,568,500
Engineering and construction (0.8%)
Fluor Corp. cv. sr. unsec. notes 1.125%, 8/15/29	3,165,000	3,949,604

		3,949,604
Entertainment (4.0%)
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	4,387,000	6,506,360
Live Nation Entertainment, Inc. 144A cv. sr. unsec. unsub. notes 2.875%, 1/15/30	5,402,000	5,636,987
Royal Caribbean Cruises, Ltd. cv. sr. unsec. unsub. notes 6.00%, 8/15/25	1,625,000	8,692,531

		20,835,878
Financial (1.1%)
Coinbase Global, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 4/1/30	4,740,000	5,538,701

		5,538,701
Gaming and lottery (0.4%)
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	2,152,000	1,869,012

		1,869,012
Homebuilding (1.1%)
Meritage Homes Corp. 144A company guaranty cv. sr. unsec. notes 1.75%, 5/15/28	5,716,000	5,756,012

		5,756,012
Investment banking/Brokerage (1.0%)
Core Scientific, Inc. 144A cv. sr. unsec. notes zero %, 6/15/31	2,705,000	2,576,513
Marathon Digital Holdings, Inc. 144A cv. sr. unsec. notes zero %, 6/1/31	3,259,000	2,777,598

		5,354,111
Lodging/Tourism (0.8%)
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	1,915,000	4,210,128

		4,210,128
Medical technology (4.6%)
Exact Sciences Corp. 144A cv. sr. unsec. notes 1.75%, 4/15/31	6,150,000	5,788,995
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29	3,198,000	3,082,872
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28	2,095,000	3,574,070
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	2,785,000	3,787,840
Merit Medical Systems, Inc. 144A cv. sr. unsec. notes 3.00%, 2/1/29	2,815,000	3,903,277
Repligen Corp. cv. sr. unsec. notes 1.00%, 12/15/28	3,455,000	3,752,687

		23,889,741
Oil and gas (0.8%)
Northern Oil and Gas, Inc. cv. sr. unsec. notes 3.625%, 4/15/29	3,420,000	3,942,405

		3,942,405
Pharmaceuticals (2.3%)
Ascendis Pharma A/S cv. sr. unsec. notes 2.25%, 4/1/28 (Denmark)	4,059,000	4,372,443
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	4,445,000	4,119,138
Mirum Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 4.00%, 5/1/29	1,940,000	3,336,397

		11,827,978
Power producers (1.5%)
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	3,120,000	7,786,272

		7,786,272
Real estate (3.7%)
Digital Realty Trust LP 144A cv. company guaranty sr. unsec. sub. notes 1.875%, 11/15/29	6,353,000	6,445,119
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 3.125%, 7/15/29	3,820,000	4,578,270
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	5,545,000	8,084,610

		19,107,999
Restaurants (1.3%)
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	6,900,000	6,869,813

		6,869,813
Retail (1.5%)
Burlington Stores, Inc. cv. sr. unsec. notes 1.25%, 12/15/27	2,760,000	4,131,720
Peloton Interactive, Inc. 144A cv. sr. unsec. sub. notes 5.50%, 12/1/29	1,775,000	3,497,859

		7,629,579
Semiconductor (0.9%)
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30	4,729,000	4,810,594

		4,810,594
Software (10.6%)
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	10,695,000	11,630,813
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	1,132,000	3,115,264
MicroStrategy, Inc. 144A cv. sr. unsec. notes 0.875%, 3/15/31	3,484,000	5,686,602
MicroStrategy, Inc. 144A cv. sr. unsec. notes zero %, 12/1/29	11,940,000	10,424,337
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	4,221,000	3,957,188
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	5,288,000	5,803,580
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	3,010,000	2,772,210
Vertex, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 5/1/29	4,111,000	6,948,728
Workiva, Inc. cv. sr. unsec. sub. notes 1.25%, 8/15/28	5,060,000	5,099,215

		55,437,937
Technology services (4.8%)
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	505,000	1,874,560
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	4,310,000	4,678,505
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	4,791,000	4,216,080
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	4,945,000	5,881,583
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	6,775,000	8,509,400

		25,160,128

Total convertible bonds and notes (cost $368,698,417)		$415,662,832

CONVERTIBLE PREFERRED STOCKS (15.5%)(a)
	Shares	Value
Aerospace and defense (2.7%)
Boeing Co. (The) $3.00 cv. pfd.	227,672	$13,658,043

		13,658,043
Banking (1.4%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.	6,055	7,411,320

		7,411,320
Chemicals (0.5%)
Albemarle Corp. $3.36 cv. pfd.	66,750	2,704,710

		2,704,710
Computers (1.8%)
Hewlett Packard Enterprise Co. $3.81 cv. pfd.(S)	157,335	9,617,889

		9,617,889
Electric utilities (3.3%)
NextEra Energy, Inc. $3.46 cv. pfd.(S)	245,655	10,189,769
PG&E Corp. $3.00 cv. pfd.(NON)	162,270	6,852,662

		17,042,431
Investment banking/Brokerage (4.9%)
Apollo Global Management, Inc. $3.38 cv. pfd.	170,354	15,175,134
Ares Management Corp. $3.38 cv. pfd.	168,882	10,249,449

		25,424,583
Machinery (0.9%)
Chart Industries, Inc. $3.38 cv. pfd.	60,275	4,686,381

		4,686,381

Total convertible preferred stocks (cost $71,928,929)		$80,545,357

COMMON STOCKS (1.2%)(a)
	Shares	Value
Exxon Mobil Corp.	16,130	$1,723,168
Intuitive Surgical, Inc.(NON)	2,810	1,606,983
Viking Holdings, Ltd. (Bermuda)(NON)	54,280	2,748,189

Total common stocks (cost $4,221,729)		$6,078,340

SHORT-TERM INVESTMENTS (3.5%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 4.56%(AFF)	158,760	$158,760
Putnam Short Term Investment Fund Class P 4.54%(AFF)	17,901,939	17,901,939

Total short-term investments (cost $18,060,699)		$18,060,699
TOTAL INVESTMENTS

Total investments (cost $462,909,774)		$520,347,228

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam Convertible Securities Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $521,293,391.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/25
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$10,033,400	$47,071,070	$56,945,710	$62,463	$158,760
	Putnam Short Term Investment Fund Class P†	11,525,184	59,688,172	53,311,417	137,342	17,901,939

	Total Short-term investments	$21,558,584	$106,759,242	$110,257,127	$199,805	$18,060,699
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $158,760 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $155,441.
	† Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$2,748,189	$—	$—
Energy	1,723,168	—	—
Health care	1,606,983	—	—

Total common stocks	6,078,340	—	—
Convertible bonds and notes	—	415,662,832	—
Convertible preferred stocks	80,545,357	—	—
Short-term investments	—	18,060,699	—

Totals by level	$86,623,697	$433,723,531	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com